Organization and Principal Activities	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

XIAO-I CORPORATION. (“Xiao-I”, or the “Company”) was incorporated under the laws of the Cayman Islands on August 13, 2018. The Company through its wholly-owned subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiaries (collectively, the “Group”) primarily engages in artificial intelligence technology in the People’s Republic of China (“PRC” or “China”). The Company completed its IPO on the Nasdaq Global Market in March 2023.

As of June 30, 2025, the Company’s major subsidiaries and consolidated VIE are as follows:

Name	Date of Incorporation	Place of incorporation	Percentage of beneficial ownership for purposes of accounting	Principal Activities
Wholly and Major owned subsidiaries
AI PLUS HOLDING LIMITED (“AI Plus”)	August 30, 2018	British Virgin Islands	100%	Investing holding company
Xiao-i Technology Limited (“Xiao-i Technology”)	December 17, 2018	Hong Kong	100%	Investing holding company
Zhizhen Artificial Intelligent Technology (Shanghai) Co. Ltd. (“Zhizhen Technology”) (“WFOE”)	February 21, 2019	PRC	100%	WFOE, a holding company

VIE
Shanghai Xiao-i Robot Technology Co., Ltd. (“Shanghai Xiao-i”)	August 27, 2009	PRC	100%	Internet technology development

Subsidiaries of VIE
Xiaoi Robot Technology (H.K) Ltd. (“Xiaoi Robot”)	June 3, 2016	Hong Kong	100%	Internet technology development
Guizhou Xiao-i Robot Technology Co., Ltd. (“Guizhou Xiao-i”)	July 18, 2016	PRC	70%	AI robot development

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying unaudited condensed consolidated financial statements after elimination of intercompany transactions within the consolidated VIE:

Unaudited Condensed Consolidated Balance Sheets Information

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Assets
Current assets:
Cash and cash equivalents	$566,544	$253,735
Accounts receivable, net	55,522,880	51,369,096
Amounts due from related parties, current	13,587,536	13,823,051
Inventories	10,724	5,819
Contract costs	2,357,950	2,447,411
Advance to suppliers	3,205,098	57,065
Prepaid expenses and other current assets, net	413,579	502,672
Amount due from intercompany, current	2,063,000	2,091,767
Total current assets	77,727,311	70,550,616

Non-current assets:
Property and equipment, net	1,777,249	393,595
Intangible assets, net	140,366	125,897
Long-term investments	937,909	955,676
Right of use assets	66,913	81,341
Prepaid expenses and other non-current assets	3,558,515	3,583,814
Total non-current assets	6,480,952	5,140,323
TOTAL ASSETS	$84,208,263	$75,690,939

Liabilities
Current liabilities:
Short-term borrowings	$32,879,865	$29,940,109
Accounts payable	26,740,606	37,946,343
Amount due to related parties, current	67,068	68,338
Deferred revenue	2,385,228	2,239,790
Accrued expenses and other current liabilities	22,173,896	26,186,627
Lease liabilities, current	57,545	37,757
Amount due to intercompany, current	31,080,404	33,668,825
Total current liabilities	115,384,612	130,087,789

Non-current liabilities:
Amount due to a related party, non-current	7,336,833	7,600,601
Accrued liabilities, non-current	4,508,695	4,593,896
Lease liabilities, non-current	-	28,145
Total non-current liabilities	11,845,528	12,222,642
TOTAL LIABILITIES	$127,230,140	$142,310,431

Unaudited Condensed Consolidated Statements of Operations and Comprehensive loss

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Net revenue	$32,953,740	$11,924,360
Net loss	$(14,367,159)	$(22,455,335)

Unaudited Condensed Consolidated Cash Flows Information

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Net cash (used in)/provided by operating activities	$(10,853,619)	$3,618,309
Net cash (used in)/provided by investing activities	$(120,054)	$83,074
Net cash provided by/(used in) financing activities	$11,579,512	$(3,973,007)
Effect of exchange rate changes	$16,207	$(41,185)
Net change in cash, cash equivalents and restricted cash	$622,046	$(312,809)

As of December 31, 2024 and June 30, 2025, there were no pledge or collateralization of the VIE’s assets that can only be used to settle obligations of the VIE. The amount of the net liabilities of the VIE was $43,021,877 and $66,619,492 as of December 31, 2024 and June 30, 2025, respectively. The creditors of the VIE’s third party liabilities did not have recourse to the general credit of the Company in the normal course of business. Currently there is a contractual arrangement that would require the Company or its subsidiaries to provide financial support to the VIE. Under the Exclusive Business Cooperation Agreement signed on March 29, 2019 between WFOE and the VIE, WFOE will provide financial support to the VIE or the VIE’s subsidiaries in the event of a loss or serious operational difficulties during the validity term of this agreement.